General accounting principles (Policies)	9 Months Ended
Sep. 30, 2020
General accounting principles [Abstract]
Statement of compliance	The interim condensed financial statements have been prepared in accordance with IAS 34 “Interim Financial Reporting” as issued by the International Accounting Standards Board (“IASB”).
Basis of preparation
The interim condensed financial statements have been prepared on a historical cost basis, except for derivative financial instruments that have been measured at fair value. The accounting policies that have been followed in these interim condensed financial statements are the same as presented in the 2019 audited consolidated financial statements.

Application of new and revised International Financial Reporting Standards ("IFRSs")
Application of new and revised International Financial Reporting Standards (“IFRSs”)
New and revised IFRSs, and interpretations mandatory for the first time for the financial year beginning January 1, 2020 are listed below. The adoption did not have any effect on the financial statements:

o	IFRS 17 Insurance Contracts
o	Amendments to IFRS 9, IAS 39 and IFRS 7
o	Amendments to IFRS 10 and IAS 28 Sale or Contribution of Assets between an Investor and its Associates or Joint Venture
o	Amendments to IFRS 3 Definition of a business
o	Amendments to IAS 1 and IAS 8 Definition of material
o	Conceptual Framework Amendments to References to the Conceptual Framework in IFRS Standards